Vessels, Net (Tables)	12 Months Ended
Dec. 31, 2014
VESSELS NET [Abstract]
Vessels, Net
Vessels	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2012	$ 853,410	$ (132,019)	$ 721,391
Additions	341,193	(36,431)	304,762
Balance December 31, 2013	$ 1,194,603	$ (168,450)	$ 1,026,153
Additions	163,745	(50,472)	113,273
Balance December 31, 2014	$ 1,358,348	$ (218,922)	$ 1,139,426